Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the fiscal years ended April 30, 2024 and 2023. In determining the “compensation actually paid” to our Named Executive Officers, SEC rules require us to make various adjustments to amounts reported in the Summary Compensation Table because the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section by SEC rules.

Year(1)	Summary Compensation Table Total for Current PEO ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Current PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)(2)	Net Income ($)
2024	$871,000	$191,000	$961,000	$(568,000)	$717,000	$807,000	$140.00	$12,512,000
2023	$410,000	$1,060,000	$266,000	$796,000	$352,000	$(92,000)	$115.00	$4,516,000
2022	$863,000	$-	$1,226,000	$-	$462,000	$682,000	$155.00	$12,240,000

(1)

Amounts represent compensation “actually paid” to our Principal Executive Officer (“PEO”) and the average compensation actually paid to our remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

(2)

Calculated as 100 dollars invested in the Company’s common stock on April 30, 2021 at $0.60 per share, with a share price of $0.93 per share on April 29, 2022, $0.69 per share on April 28, 2023 and $0.84 per share on April 30, 2024.

Year	Current PEO	Former PEO	Non-PEO NEOs
2024	Christopher J. Reedy	Clark D. Stewart	Tad M. McMahon, Joe Aric Peters
2023	Christopher J. Reedy	Clark D. Stewart	Tad M. McMahon, Craig D. Stewart
2022	Clark D. Stewart		Christopher J. Reedy, Tad M. McMahon, Craig D. Stewart

PEO Total Compensation Amount	$ 871,000	$ 410,000	$ 863,000
PEO Actually Paid Compensation Amount	961,000	266,000	1,226,000
Non-PEO NEO Average Total Compensation Amount	717,000	352,000	462,000
Non-PEO NEO Average Compensation Actually Paid Amount	807,000	(92,000)	682,000
Total Shareholder Return Amount	140	115	155
Net Income (Loss)	12,512,000	4,516,000	12,240,000
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	191,000	1,060,000	0
PEO Actually Paid Compensation Amount	$ (568,000)	$ 796,000	$ 0